Investment Objectives and Goals - Alpha Architect US Equity 2 ETF	Sep. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA ARCHITECT US EQUITY 2 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity 2 ETF (the “Fund”) seeks to achieve long-term capital appreciation.